Insurance Contracts_Non life Loss Development Tables(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
General Insurance | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	₩ 859,942	₩ 768,114
Gross cumulative claim payments (B)	673,573	582,642
Difference (A-B)	186,369	185,472
General Insurance | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	750,198	659,771
Gross cumulative claim payments (B)	682,086	596,381
Difference (A-B)	68,112	63,390
General Insurance | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	522,774	466,101
Gross cumulative claim payments (B)	493,027	436,903
Difference (A-B)	29,747	29,198
General Insurance | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	325,881	298,127
Gross cumulative claim payments (B)	311,571	283,815
Difference (A-B)	14,310	14,312
General Insurance | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	148,995	146,508
Gross cumulative claim payments (B)	143,985	142,217
Difference (A-B)	5,010	4,291
General Insurance | 2014.1.1 ~ 2014.12.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)		127,903
Gross cumulative claim payments (B)		94,901
General Insurance | 2014.1.1 ~ 2014.12.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)		144,915
Gross cumulative claim payments (B)		129,652
General Insurance | 2014.1.1 ~ 2014.12.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)		146,430
Gross cumulative claim payments (B)		136,689
General Insurance | 2014.1.1 ~ 2014.12.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)		146,533
Gross cumulative claim payments (B)		141,170
General Insurance | 2014.1.1 ~ 2014.12.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)		146,508
Gross cumulative claim payments (B)		142,217
General Insurance | 2015.1.1 ~ 2015.12.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	125,161	125,170
Gross cumulative claim payments (B)	93,443	93,443
General Insurance | 2015.1.1 ~ 2015.12.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	144,565	145,637
Gross cumulative claim payments (B)	129,765	130,430
General Insurance | 2015.1.1 ~ 2015.12.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	147,031	148,165
Gross cumulative claim payments (B)	137,157	137,854
General Insurance | 2015.1.1 ~ 2015.12.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	147,616	151,594
Gross cumulative claim payments (B)	141,218	142,645
General Insurance | 2015.1.1 ~ 2015.12.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	148,995	0
Gross cumulative claim payments (B)	143,985	0
General Insurance | 2016.1.1 ~ 2016.12.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	145,618	145,618
Gross cumulative claim payments (B)	108,098	108,098
General Insurance | 2016.1.1 ~ 2016.12.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	167,818	168,119
Gross cumulative claim payments (B)	151,283	151,583
General Insurance | 2016.1.1 ~ 2016.12.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	171,205	171,506
Gross cumulative claim payments (B)	162,059	162,360
General Insurance | 2016.1.1 ~ 2016.12.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	178,265	0
Gross cumulative claim payments (B)	170,353	0
General Insurance | 2016.1.1 ~ 2016.12.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
General Insurance | 2017.1.1 ~ 2017.12.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	168,409	168,409
Gross cumulative claim payments (B)	132,430	132,430
General Insurance | 2017.1.1 ~ 2017.12.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	200,704	201,100
Gross cumulative claim payments (B)	184,333	184,716
General Insurance | 2017.1.1 ~ 2017.12.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	204,538	0
Gross cumulative claim payments (B)	193,811	0
General Insurance | 2017.1.1 ~ 2017.12.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
General Insurance | 2017.1.1 ~ 2017.12.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
General Insurance | 2018.1.1 ~ 2018.12.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	200,280	201,014
Gross cumulative claim payments (B)	153,770	153,770
General Insurance | 2018.1.1 ~ 2018.12.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	237,111	0
Gross cumulative claim payments (B)	216,705	0
General Insurance | 2018.1.1 ~ 2018.12.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
General Insurance | 2018.1.1 ~ 2018.12.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
General Insurance | 2018.1.1 ~ 2018.12.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
General Insurance | 2019.1.1 ~ 2019.12.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	220,474
Gross cumulative claim payments (B)	185,832
General Insurance | 2019.1.1 ~ 2019.12.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
General Insurance | 2019.1.1 ~ 2019.12.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
General Insurance | 2019.1.1 ~ 2019.12.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
General Insurance | 2019.1.1 ~ 2019.12.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
Automobile insurance | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	9,214,176	8,740,033
Gross cumulative claim payments (B)	7,644,412	7,250,802
Difference (A-B)	1,569,764	1,489,231
Automobile insurance | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	7,698,163	7,373,135
Gross cumulative claim payments (B)	7,433,630	7,110,329
Difference (A-B)	264,533	262,806
Automobile insurance | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	6,279,145	6,075,807
Gross cumulative claim payments (B)	6,155,033	5,954,135
Difference (A-B)	124,112	121,672
Automobile insurance | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	4,949,262	4,816,602
Gross cumulative claim payments (B)	4,886,136	4,753,375
Difference (A-B)	63,126	63,227
Automobile insurance | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	3,658,627	3,556,259
Gross cumulative claim payments (B)	3,627,384	3,529,347
Difference (A-B)	31,243	26,912
Automobile insurance | After 6 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	2,394,038	2,345,984
Gross cumulative claim payments (B)	2,384,102	2,335,295
Difference (A-B)	9,936	10,689
Automobile insurance | After 7 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,180,458	1,165,352
Gross cumulative claim payments (B)	1,178,158	1,160,769
Difference (A-B)	2,300	4,583
Automobile insurance | 2012.1.1 ~ 2012.12.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)		1,117,650
Gross cumulative claim payments (B)		939,239
Automobile insurance | 2012.1.1 ~ 2012.12.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)		1,146,779
Gross cumulative claim payments (B)		1,105,672
Automobile insurance | 2012.1.1 ~ 2012.12.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)		1,155,529
Gross cumulative claim payments (B)		1,135,064
Automobile insurance | 2012.1.1 ~ 2012.12.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)		1,162,075
Gross cumulative claim payments (B)		1,149,585
Automobile insurance | 2012.1.1 ~ 2012.12.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)		1,164,774
Gross cumulative claim payments (B)		1,156,150
Automobile insurance | 2012.1.1 ~ 2012.12.31 | After 6 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)		1,166,470
Gross cumulative claim payments (B)		1,159,614
Automobile insurance | 2012.1.1 ~ 2012.12.31 | After 7 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)		1,165,352
Gross cumulative claim payments (B)		1,160,769
Automobile insurance | 2013.1.1 ~ 2013.12.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,131,945	1,131,945
Gross cumulative claim payments (B)	939,569	939,569
Automobile insurance | 2013.1.1 ~ 2013.12.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,156,535	1,156,535
Gross cumulative claim payments (B)	1,114,063	1,114,063
Automobile insurance | 2013.1.1 ~ 2013.12.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,170,968	1,170,968
Gross cumulative claim payments (B)	1,145,110	1,145,110
Automobile insurance | 2013.1.1 ~ 2013.12.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,179,458	1,179,458
Gross cumulative claim payments (B)	1,161,624	1,161,624
Automobile insurance | 2013.1.1 ~ 2013.12.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,179,323	1,179,323
Gross cumulative claim payments (B)	1,168,617	1,168,617
Automobile insurance | 2013.1.1 ~ 2013.12.31 | After 6 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,179,514	1,179,514
Gross cumulative claim payments (B)	1,175,681	1,175,681
Automobile insurance | 2013.1.1 ~ 2013.12.31 | After 7 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,180,458	0
Gross cumulative claim payments (B)	1,178,158	0
Automobile insurance | 2014.1.1 ~ 2014.12.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,174,611	1,174,611
Gross cumulative claim payments (B)	969,211	969,211
Automobile insurance | 2014.1.1 ~ 2014.12.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,193,832	1,193,832
Gross cumulative claim payments (B)	1,150,462	1,150,462
Automobile insurance | 2014.1.1 ~ 2014.12.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,205,524	1,205,524
Gross cumulative claim payments (B)	1,180,953	1,180,953
Automobile insurance | 2014.1.1 ~ 2014.12.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,212,025	1,212,025
Gross cumulative claim payments (B)	1,196,387	1,196,387
Automobile insurance | 2014.1.1 ~ 2014.12.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,212,162	1,212,162
Gross cumulative claim payments (B)	1,204,580	1,204,580
Automobile insurance | 2014.1.1 ~ 2014.12.31 | After 6 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,214,524	0
Gross cumulative claim payments (B)	1,208,421	0
Automobile insurance | 2014.1.1 ~ 2014.12.31 | After 7 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Automobile insurance | 2015.1.1 ~ 2015.12.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,227,106	1,227,106
Gross cumulative claim payments (B)	1,020,975	1,020,975
Automobile insurance | 2015.1.1 ~ 2015.12.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,245,780	1,245,780
Gross cumulative claim payments (B)	1,198,241	1,198,241
Automobile insurance | 2015.1.1 ~ 2015.12.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,256,058	1,256,058
Gross cumulative claim payments (B)	1,228,357	1,228,357
Automobile insurance | 2015.1.1 ~ 2015.12.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,263,044	1,263,044
Gross cumulative claim payments (B)	1,245,779	1,245,779
Automobile insurance | 2015.1.1 ~ 2015.12.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,267,142	0
Gross cumulative claim payments (B)	1,254,187	0
Automobile insurance | 2015.1.1 ~ 2015.12.31 | After 6 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Automobile insurance | 2015.1.1 ~ 2015.12.31 | After 7 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Automobile insurance | 2016.1.1 ~ 2016.12.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,276,939	1,276,939
Gross cumulative claim payments (B)	1,052,830	1,052,830
Automobile insurance | 2016.1.1 ~ 2016.12.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,281,381	1,281,381
Gross cumulative claim payments (B)	1,235,656	1,235,656
Automobile insurance | 2016.1.1 ~ 2016.12.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,287,728	1,287,728
Gross cumulative claim payments (B)	1,264,651	1,264,651
Automobile insurance | 2016.1.1 ~ 2016.12.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,294,735	0
Gross cumulative claim payments (B)	1,282,346	0
Automobile insurance | 2016.1.1 ~ 2016.12.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Automobile insurance | 2016.1.1 ~ 2016.12.31 | After 6 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Automobile insurance | 2016.1.1 ~ 2016.12.31 | After 7 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Automobile insurance | 2017.1.1 ~ 2017.12.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,342,998	1,342,998
Gross cumulative claim payments (B)	1,104,158	1,104,158
Automobile insurance | 2017.1.1 ~ 2017.12.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,348,828	1,348,828
Gross cumulative claim payments (B)	1,306,235	1,306,235
Automobile insurance | 2017.1.1 ~ 2017.12.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,358,867	0
Gross cumulative claim payments (B)	1,335,962	0
Automobile insurance | 2017.1.1 ~ 2017.12.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Automobile insurance | 2017.1.1 ~ 2017.12.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Automobile insurance | 2017.1.1 ~ 2017.12.31 | After 6 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Automobile insurance | 2017.1.1 ~ 2017.12.31 | After 7 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Automobile insurance | 2018.1.1 ~ 2018.12.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,468,784	1,468,784
Gross cumulative claim payments (B)	1,224,820	1,224,820
Automobile insurance | 2018.1.1 ~ 2018.12.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,471,807	0
Gross cumulative claim payments (B)	1,428,973	0
Automobile insurance | 2018.1.1 ~ 2018.12.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Automobile insurance | 2018.1.1 ~ 2018.12.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Automobile insurance | 2018.1.1 ~ 2018.12.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Automobile insurance | 2018.1.1 ~ 2018.12.31 | After 6 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Automobile insurance | 2018.1.1 ~ 2018.12.31 | After 7 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Automobile insurance | 2019.1.1 ~ 2019.12.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,591,793
Gross cumulative claim payments (B)	1,332,849
Automobile insurance | 2019.1.1 ~ 2019.12.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
Automobile insurance | 2019.1.1 ~ 2019.12.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
Automobile insurance | 2019.1.1 ~ 2019.12.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
Automobile insurance | 2019.1.1 ~ 2019.12.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
Automobile insurance | 2019.1.1 ~ 2019.12.31 | After 6 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
Automobile insurance | 2019.1.1 ~ 2019.12.31 | After 7 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
Long-term Insurance | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	7,632,320	5,296,237
Gross cumulative claim payments (B)	7,295,335	5,049,139
Difference (A-B)	336,985	247,098
Long-term Insurance | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	8,201,550	5,354,917
Gross cumulative claim payments (B)	8,117,025	5,295,097
Difference (A-B)	84,525	59,820
Long-term Insurance | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	6,525,247	3,856,711
Gross cumulative claim payments (B)	6,483,293	3,830,358
Difference (A-B)	41,954	26,353
Long-term Insurance | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	4,890,136	2,386,087
Gross cumulative claim payments (B)	4,873,369	2,376,869
Difference (A-B)	16,767	9,218
Long-term Insurance | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	3,399,184	1,122,192
Gross cumulative claim payments (B)	3,392,803	1,119,531
Difference (A-B)	6,381	2,661
Long-term Insurance | After 6 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	2,130,281
Gross cumulative claim payments (B)	2,128,174
Difference (A-B)	2,107
Long-term Insurance | After 7 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,008,589
Gross cumulative claim payments (B)	1,007,865
Difference (A-B)	724
Long-term Insurance | 2013.1.1 ~ 2013.12.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	709,602
Gross cumulative claim payments (B)	671,500
Long-term Insurance | 2013.1.1 ~ 2013.12.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	965,587
Gross cumulative claim payments (B)	953,494
Long-term Insurance | 2013.1.1 ~ 2013.12.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	997,607
Gross cumulative claim payments (B)	989,957
Long-term Insurance | 2013.1.1 ~ 2013.12.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,003,646
Gross cumulative claim payments (B)	999,944
Long-term Insurance | 2013.1.1 ~ 2013.12.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,006,025
Gross cumulative claim payments (B)	1,003,715
Long-term Insurance | 2013.1.1 ~ 2013.12.31 | After 6 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,007,041
Gross cumulative claim payments (B)	1,005,796
Long-term Insurance | 2013.1.1 ~ 2013.12.31 | After 7 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,008,589
Gross cumulative claim payments (B)	1,007,865
Long-term Insurance | 2014.1.1 ~ 2014.12.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	789,087	789,087
Gross cumulative claim payments (B)	744,944	744,944
Long-term Insurance | 2014.1.1 ~ 2014.12.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,083,048	1,083,048
Gross cumulative claim payments (B)	1,065,792	1,065,792
Long-term Insurance | 2014.1.1 ~ 2014.12.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,114,821	1,114,821
Gross cumulative claim payments (B)	1,104,468	1,104,468
Long-term Insurance | 2014.1.1 ~ 2014.12.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,119,206	1,119,206
Gross cumulative claim payments (B)	1,114,341	1,114,341
Long-term Insurance | 2014.1.1 ~ 2014.12.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,122,192	1,122,192
Gross cumulative claim payments (B)	1,119,531	1,119,531
Long-term Insurance | 2014.1.1 ~ 2014.12.31 | After 6 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,123,240
Gross cumulative claim payments (B)	1,122,378
Long-term Insurance | 2014.1.1 ~ 2014.12.31 | After 7 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
Long-term Insurance | 2015.1.1 ~ 2015.12.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	885,476	885,476
Gross cumulative claim payments (B)	836,471	836,471
Long-term Insurance | 2015.1.1 ~ 2015.12.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,219,393	1,219,393
Gross cumulative claim payments (B)	1,205,130	1,205,130
Long-term Insurance | 2015.1.1 ~ 2015.12.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,256,051	1,256,051
Gross cumulative claim payments (B)	1,248,475	1,248,475
Long-term Insurance | 2015.1.1 ~ 2015.12.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,266,881	1,266,881
Gross cumulative claim payments (B)	1,262,528	1,262,528
Long-term Insurance | 2015.1.1 ~ 2015.12.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,270,967	0
Gross cumulative claim payments (B)	1,269,557	0
Long-term Insurance | 2015.1.1 ~ 2015.12.31 | After 6 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
Long-term Insurance | 2015.1.1 ~ 2015.12.31 | After 7 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
Long-term Insurance | 2016.1.1 ~ 2016.12.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,064,744	1,064,744
Gross cumulative claim payments (B)	1,017,243	1,017,243
Long-term Insurance | 2016.1.1 ~ 2016.12.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,437,573	1,437,573
Gross cumulative claim payments (B)	1,424,948	1,424,948
Long-term Insurance | 2016.1.1 ~ 2016.12.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,485,839	1,485,839
Gross cumulative claim payments (B)	1,477,415	1,477,415
Long-term Insurance | 2016.1.1 ~ 2016.12.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,500,403	0
Gross cumulative claim payments (B)	1,496,556	0
Long-term Insurance | 2016.1.1 ~ 2016.12.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Long-term Insurance | 2016.1.1 ~ 2016.12.31 | After 6 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
Long-term Insurance | 2016.1.1 ~ 2016.12.31 | After 7 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
Long-term Insurance | 2017.1.1 ~ 2017.12.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,184,224	1,184,224
Gross cumulative claim payments (B)	1,130,868	1,130,868
Long-term Insurance | 2017.1.1 ~ 2017.12.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,614,903	1,614,903
Gross cumulative claim payments (B)	1,599,227	1,599,227
Long-term Insurance | 2017.1.1 ~ 2017.12.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,670,929	0
Gross cumulative claim payments (B)	1,682,978	0
Long-term Insurance | 2017.1.1 ~ 2017.12.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Long-term Insurance | 2017.1.1 ~ 2017.12.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Long-term Insurance | 2017.1.1 ~ 2017.12.31 | After 6 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
Long-term Insurance | 2017.1.1 ~ 2017.12.31 | After 7 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
Long-term Insurance | 2018.1.1 ~ 2018.12.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,372,706	1,372,706
Gross cumulative claim payments (B)	1,319,613	1,319,613
Long-term Insurance | 2018.1.1 ~ 2018.12.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,881,046	0
Gross cumulative claim payments (B)	1,868,434	0
Long-term Insurance | 2018.1.1 ~ 2018.12.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Long-term Insurance | 2018.1.1 ~ 2018.12.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Long-term Insurance | 2018.1.1 ~ 2018.12.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	₩ 0
Long-term Insurance | 2018.1.1 ~ 2018.12.31 | After 6 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
Long-term Insurance | 2018.1.1 ~ 2018.12.31 | After 7 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
Long-term Insurance | 2019.1.1 ~ 2019.12.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,626,481
Gross cumulative claim payments (B)	1,574,696
Long-term Insurance | 2019.1.1 ~ 2019.12.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
Long-term Insurance | 2019.1.1 ~ 2019.12.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
Long-term Insurance | 2019.1.1 ~ 2019.12.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
Long-term Insurance | 2019.1.1 ~ 2019.12.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
Long-term Insurance | 2019.1.1 ~ 2019.12.31 | After 6 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
Long-term Insurance | 2019.1.1 ~ 2019.12.31 | After 7 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	₩ 0